SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

29— SEGMENT INFORMATION

Our activity is organized into three divisions: HIFU, ESWL (including lithotripsy activities) and Distribution. Through these three divisions, we develop, produce, market and distribute minimally invasive medical devices, mainly for urological diseases. HIFU division includes sales of Focal One, Ablatherm and related consumables and services, ESWL division includes revenues generated by the existing Sonolith range of lithotripters and, Distribution division includes the sale of complimentary products such as lasers, micro-ultrasound systems and other products from third parties.

The organization of our activities into three divisions better clarified our vision and enhanced our financial reporting of our three businesses HIFU, ESWL and Distribution. This new structure also allows for an improved measurement of our business progress.

The business in which the Company operates is the development, production and distribution of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third parties. The segments derive their revenues from this activity.

The following tables set forth the key Statement of income (loss) figures, by segment for fiscal years 2022, 2021 and 2020 and the key balance sheet figures, by segment, for fiscal years 2022, 2021 and 2020. Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies and they are reviewed by the CODM, who is the CEO. Interest income and expense, current and deferred income taxes are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	Year Ended December 31,
	2022	2021	2020
Segment operating income (loss)	(4,257)	(1,612)	269
Financial income (expense), net	236	145	(98)
Foreign Currency exchange (losses) gains, net	1,925	2,360	(1,359)
Income tax (expense) benefit	(837)	(193)	(516)
Consolidated net income (loss)	(2,933)	700	(1,704)

A summary of the Company’s operations by segment is presented below for years ended December 31, 2022, 2021 and 2020:

	HIFU	ESWL	DISTRIB	Reconciling	Total
2022	Division	Division	Division	Items	consolidated
Sales of goods	9,437	4,880	24,145	—	38,462
Sales of RPPs & leases	4,287	1,058	272	—	5,617
Sales of spare parts and services	1,909	5,630	3,491	—	11,030
Total sales	15,634	11,568	27,907	—	55,108
External other revenues	—	—	—	—	—
Total revenues	15,634	11,568	27,907	—	55,108
Total COS	(6,788)	(6,732)	(17,396)	—	(30,916)
Gross profit	8,846	4,836	10,511	—	24,193
R&D expenses	(3,525)	(950)	(444)	—	(4,920)
Selling and marketing expenses	(8,083)	(1,887)	(6,409)	—	(16,379)
G&A expenses	(2,131)	(1,077)	(1,690)	(2,254)	(7,152)
Total expenses	(13,739)	(3,914)	(8,543)	(2,254)	(28,450)
Operating income (loss) from operations	(4,894)	922	1,968	(2,254)	(4,257)
Total Assets	16,293	12,997	26,407	45,426	101,123
Capital expenditures	1,715	307	356	—	2,378
Non-current assets	4,269	2,149	4,187	—	10,605
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2021	Division	Division	Division	Items	consolidated
Sales of goods	4,515	4,236	20,289	—	29,040
Sales of RPPs & leases	3,679	1,022	267	—	4,968
Sales of spare parts and services	1,715	5,758	2,578	—	10,052
Total sales	9,910	11,016	23,134	—	44,060
External other revenues	6	—	—	—	6
Total revenues	9,915	11,016	23,134	—	44,065
Total COS	(5,311)	(6,080)	(14,252)	—	(25,643)
Gross profit	4,604	4,936	8,882	—	18,422
R&D expenses	(2,238)	(835)	(329)	—	(3,402)
Selling and marketing expenses	(3,910)	(2,048)	(4,774)	—	(10,732)
G&A expenses	(1,481)	(1,161)	(1,355)	(1,904)	(5,900)
Total expenses	(7,630)	(4,043)	(6,458)	(1,904)	(20,034)
Operating income (loss) from operations	(3,025)	893	2,424	(1,904)	(1,612)
Total Assets	13,597	13,596	25,344	24,690	77,226
Capital expenditures	1,234	141	261	—	1,636
Non-current assets	3,689	2,185	3,971	—	9,845
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2020	Division	Division	Division	Items	consolidated
Sales of goods	6,000	6,248	15,274	—	27,523
Sales of RPPs & leases	3,594	927	224	—	4,745
Sales of spare parts and services	1,831	5,707	1,844	—	9,382
Total sales	11,425	12,882	17,342	—	41,649
External other revenues	12	—	—	—	12
Total revenues	11,438	12,882	17,342	—	41,662
Total COS	(5,144)	(7,232)	(10,906)	—	(23,283)
Gross profit	6,293	5,649	6,436	—	18,379
R&D expenses	(2,583)	(1,555)	(358)	—	(4,496)
Selling and marketing expenses	(3,151)	(2,052)	(4,076)	0	(9,279)
G&A expenses	(1,005)	(964)	(900)	(1,465)	(4,335)
Total expenses	(6,738)	(4,572)	(5,335)	(1,465)	(18,110)
Operating income (loss) from operations	(445)	1,078	1,102	(1,465)	269
Total Assets	16,279	15,567	20,795	2,551	55,193
Capital expenditures	1,144	309	557	—	2,010
Non-current assets	3,706	2,466	3,628	—	9,801
Goodwill	645	496	1,271	—	2,412